Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Components of derivative liabilities

	Notes	December 31, 2025	December 31, 2024
Hedge derivatives	20(b)(i)	$—	$9.8
Yatela liability	(a)	—	18.5
Automatic Share Purchase Plan Liability	23(c)	50.0	—
Other liabilities		0.1	0.1
		$50.1	$28.4
Current portion of other liabilities		$50.0	$27.7
Non-current portion of other liabilities		0.1	0.7
		$50.1	$28.4